Cash Flow Information - Schedule of Reconciliation of Profit After Income Tax to Net Cash Inflow From Operating Activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Profit After Income Tax to Net Cash Inflow From Operating Activities [Abstract]
Loss for the year	$ (38,342,457)	$ (47,949,119)	$ (34,611,194)
Adjustments for
Depreciation and amortization	2,595,637	3,126,286	3,296,532
Contingent consideration	4,069,680	8,860,358
Finance costs	(285)	109,207	86,091
Finance income	(888,196)
Leave provision	46,640	111,196	189,766
Share-based payments	1,895,348	2,640,178	3,037,887
Disposal of intellectual property		1,687,791
Impairment		1,478,892
Net foreign currency (gains)/losses	(138,141)	(94,964)	850,280
Change in operating assets and liabilities:
Movement in trade receivables	(9,412,647)	3,480,495	1,506,019
Movement in other current assets	2,948,714	73,871	95,688
Movement in trade payables	514,645	3,499,874	2,347,133
Net cash outflow from operating activities	$ (36,645,477)	$ (22,975,935)	$ (23,201,798)